Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of fair value measurements

		Quoted price	Significant	Significant	Change in fair
		in active markets	observable	unobservable	value included
	Fair Market	for identical assets	inputs	inputs	in comprehensive
	Value	(Level 1)	(Level 2)	(Level 3)	income
December 26, 2020	$(527)	$—	$(527)	$—	$208
December 28, 2019	$(735)	$—	$(735)	$—	$(405)

European Wax Center, Inc. and Subsidiaries
Schedule of fair value measurements

Fair value measurements are summarized below:

		Quoted prices
		in active	Significant	Significant
	Fair	markets for	observable	unobservable
	Market	identical assets	inputs	inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Interest rate cap
September 25, 2021	$(416)	$—	$(416)	$—
December 26, 2020	$(527)	$—	$(527)	$—